Investments for Account of Policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - Investments in real estate [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 467	€ 586
Additions	54
Subsequent expenditure capitalized	6	4
Disposals	(43)	(56)
Fair value gains / (losses)	46	(36)
Net exchange differences	32	(31)
Ending balance	€ 563	€ 467